Operating expenses	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Operating expenses
4. Operating expenses

All figures in £ millions	2024	2023	2022
By function:
Cost of goods sold	1,741	1,839	2,046
Operating expenses
Distribution costs	43	47	61
Selling, marketing and product development costs	510	549	564
Administrative and other expenses	754	767	823
Reorganisation costs	(2)	–	150
Other income	(40)	(41)	(49)
Total net operating expenses	1,265	1,322	1,549
Other net gains and losses	7	16	(24)
Total	3,013	3,177	3,571
Other income includes freight income and sublet income. Included in administrative and other expenses are research and efficacy costs of £6m (2023: £8m; 2022: £10m).

Costs capitalised relate primarily to employee costs.

Other net gains and losses in 2024 relate to costs related to prior year acquisitions and disposals, partially offset by a gain on the partial disposal of our investment in an associate. In 2023, other net gains and losses relate to the gain on the disposal of the Pearson Online Learning Services business and gains related to the release of accruals and a provision related to historical acquisitions, offset by losses on the disposal of Pearson College and costs related to current and prior year disposals and acquisitions. Other net gains in 2022, largely relate to the gain on the sales of certain businesses and a gain arising on a decrease in the deferred consideration payable on prior year acquisitions, offset by costs related to disposals and acquisitions.
In 2024, the costs of major reorganisation relate to a release of £2m for amounts previously accrued that are no longer required. In
 2023, there are no costs of major reorganisation. In 2022, the reorganisation costs of £150m mainly related to staff redundancies and impairment of right-of-use
property assets. The 2022 charge includes the impact of updated assumptions related to the recoverability of right-of-use
assets made in 2021. In 2023, charges of £11m relating to impairments of property assets arising from the impact of updates to assumptions made during the 2022 and 2021 reorganisation programmes are included within administrative and other expenses.

All figures in £ millions	Notes	2024	2023	2022
By nature:
Royalties expensed		162	164	194
Other product costs		371	393	412
Employee benefit expense	5	1,411	1,467	1,605
Contract labour		56	70	73
Employee-related expense		53	60	52
Promotional costs		113	146	268
Depreciation and impairment of property, plant and equipment and investment property and assets held for sale	10	77	90	136
Amortisation and impairment of intangible assets – product development	20	291	284	303
Amortisation and impairment of intangible assets – software	11	117	123	125
Amortisation and impairment of intangible assets – other	11	41	46	54
Property and facilities		70	82	102
Technology and communications		215	215	221
Professional and outsourced services		395	443	501
Other general and administrative costs		72	43	76
Costs capitalised		(398)	(424)	(478)
Other net gains and losses		7	16	(24)
Other income		(40)	(41)	(49)
Total		3,013	3,177	3,571

During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2024	2023	2022
The audit of parent company and consolidated financial statements	7	8	6
The audit of the company’s subsidiaries	2	2	1
Total audit fees*	9	10	7
Audit-related and other assurance services	–	–	–
Other non-audit services	–	–	–
Total other services	–	–	–
Total non-audit services	–	–	–
Total	9	10	7
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2024	2023	2022
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	9	10	7
Non-audit fees	–	–	–
Total	9	10	7

*
Includes fees in connection with the interim review, preliminary announcement and elements of the controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to £1m in each of the years presented.

In 2024, 2023 and 2022, the external auditor performed several permitted non-audit
services. In all years the fees rounded to £nil.